Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	[1]	$ 197,985	$ 1,838	$ 2,118	$ 1,373	$ 86	$ 203,400
UNITED STATES
Total	[2]	187,848	656	151			188,655
British Columbia [Member]
Total	[2]	3,648	$ 1,182	84			4,914
Puerto Cortes [Member]
Total	[2]	3,238		1,385	62		4,685
Quintana Roo [Member]
Total	[2]	$ 3,251		$ 498	$ 1,311	$ 86	$ 5,146

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2024.

[2]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2024.